Loans and Related Allowance for Credit Losses, Financial Effects of Commercial Loan Modifications (Details) - Total Commercial [Member]	12 Months Ended
Dec. 31, 2023
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average interest rate reduction	15.17%
Weighted average payments deferred (months)	11 months
Weighted average term extension (months)	15 months
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average interest rate reduction	3.50%
Weighted average payments deferred (months)	6 months
Weighted average term extension (months)	24 months